Organization and Principal Activities (Tables)	12 Months Ended
Aug. 31, 2018
Organization and Principal Activities
Schedule of group's subsidiaries, the VIEs and the major subsidiaries of the VIEs

			Percentage
			of direct or
			indirect
	Date of		ownership
	incorporation/	Place of	by the
Entity	acquisition	incorporation	Company	Principal activities
			Direct
Subsidiaries:
OneSmart Edu Inc. ("OneSmart BVI")	June 16, 2016	BVI	100%	Holding company
OneSmart Edu (HK) Limited ("OneSmart HK")	July 11, 2017	Hong Kong	100%	Holding company
Shanghai Jing Xue Rui Information and Technology Co., Ltd. ("Shanghai Jing Xue Rui" or "WFOE")	September 28, 2011	PRC	100%	Educational technology research and development

			Percentage
			of direct or
			indirect
	Date of		ownership
	incorporation/	Place of	by the
Entity	acquisition	incorporation	Company	Principal activities
			Indirect
VIEs:
Shanghai OneSmart Education and Training Co., Ltd. ("Shanghai OneSmart")	September 11, 2007	PRC	100%	K12 post-class education program services
Shanghai Rui Si Technology Information Consulting Co., Ltd. ("Shanghai Rui Si")	June 8, 2009	PRC	100%	Early childhood education services

Subsidiaries of VIEs:
Beijing Jingrui Peiyou Education Consulting Co., Ltd.	July 5, 2010	PRC	100%	K12 post-class education program services
Nanjing Jingrui Education Information Consulting Co., Ltd.	March 31, 2011	PRC	100%	K12 post-class education program services
Hangzhou OneSmart Education Information Consulting Co., Ltd. ("Hangzhou OneSmart")	April 2, 2011	PRC	100%	K12 post-class education program services
Guangzhou Jingxuerui Education Information Consulting Co., Ltd. ("Guangzhou OneSmart")	June 27, 2012	PRC	100%	K12 post-class education program services
Shenzhen Jingrui Education Training Centers	September 7, 2012	PRC	100%	K12 post-class education program services
Changzhou Jingrui Education Information Consulting Co., Ltd.	May 27, 2014	PRC	100%	K12 post-class education program services
Shanghai Jing Yu Investment Co., Ltd.	October 23, 2015	PRC	100%	Investment holding
Wuxi Jingxuerui Education Information Consulting Co., Ltd.	March 10, 2015	PRC	100%	K12 post-class education program services
Shanghai Jingsirui Education Training Centers	December 7, 2015	PRC	100%	K12 post-class education program services
Yuhan (Shanghai) Information Technology Co., Ltd. (“Yuhan”)	January 1, 2018	PRC	75.61%	Early childhood education services

Schedule of financial information of VIE directly attributable to the Predecessor Operations

	As of August 31,
	2017	2018	2018
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	965,697	507,513	74,306
Short-term investments	413,883	480,953	70,418
Prepayments and other current assets	127,293	221,445	32,422
Amounts due from related parties	87,254	—	—
Total current assets	1,594,127	1,209,911	177,146

Non-current assets:
Property and equipment, net	272,226	449,022	65,743
Intangible assets, net	9,729	112,119	16,416
Long-term investments	267,051	378,942	55,482
Goodwill	58,676	372,077	54,477
Deferred tax assets	29,096	36,981	5,414
Amounts due from related parties	16,500	16,500	2,416
Other non-current assets	54,587	215,182	31,505
Total non-current assets	707,865	1,580,823	231,453
Total assets	2,301,992	2,790,734	408,599

	As of August 31,
	2017	2018	2018
	RMB	RMB	US$
LIABILITIES
Current liabilities:
Accrued expenses and other current liabilities	414,371	548,408	80,294
Income tax payable	37,563	33,809	4,950
Prepayments from customers	1,531,424	1,991,647	291,603
Long-term loan, current portion	—	45,000	6,589
Short-term loan	5,000	—	—
Total current liabilities	1,988,358	2,618,864	383,436

Non-current liabilities:
Deferred tax liabilities	-	23,528	3,445
Unrecognized tax benefit	13,012	17,345	2,540
Long-term loan	—	405,000	59,297
Total non-current liabilities	13,012	445,873	65,282

Total liabilities	2,001,370	3,064,737	448,718

	For the years ended August 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net revenues	1,528,619	2,057,557	2,862,692	419,135
Net income	186,767	243,305	190,315	27,865

	For the years ended August 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net cash provided by operating activities	598,247	773,920	534,374	78,239
Net cash (used in)/provided by investing activities	(496,730)	(80,962)	839,810	122,959
Net cash provided by/(used in) financing activities	37,220	22,213	(1,832,368)	(268,282)
Net increase/(decrease) in cash and cash equivalents	138,737	715,171	(458,184)	(67,084)